Label	Element	Value
Distillate International Fundamental Stability & Value ETF | Roche Holding AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Distillate International Fundamental Stability & Value ETF | Samsung Electronics Company, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Distillate International Fundamental Stability & Value ETF | British American Tobacco PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Distillate International Fundamental Stability & Value ETF | Novartis AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Distillate International Fundamental Stability & Value ETF | SK Hynix, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Distillate International Fundamental Stability & Value ETF | Taiwan Semiconductor Manufacturing Company, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Distillate International Fundamental Stability & Value ETF | Equinor ASA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Distillate International Fundamental Stability & Value ETF | Unilever PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Distillate International Fundamental Stability & Value ETF | Vinci SA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Distillate International Fundamental Stability & Value ETF | Kia Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Distillate International Fundamental Stability & Value ETF | Cash & Other_1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.60%
Distillate International Fundamental Stability & Value ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.90%
Distillate International Fundamental Stability & Value ETF | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.10%
Distillate International Fundamental Stability & Value ETF | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.90%
Distillate International Fundamental Stability & Value ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.80%
Distillate International Fundamental Stability & Value ETF | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.50%
Distillate International Fundamental Stability & Value ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.00%
Distillate International Fundamental Stability & Value ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Distillate International Fundamental Stability & Value ETF | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Distillate International Fundamental Stability & Value ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Distillate International Fundamental Stability & Value ETF | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.20%
Distillate International Fundamental Stability & Value ETF | France
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.40%
Distillate International Fundamental Stability & Value ETF | China
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Distillate International Fundamental Stability & Value ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
Distillate International Fundamental Stability & Value ETF | South Korea
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Distillate International Fundamental Stability & Value ETF | Sweden
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Distillate International Fundamental Stability & Value ETF | Germany
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Distillate International Fundamental Stability & Value ETF | Switzerland
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Distillate International Fundamental Stability & Value ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%